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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07868
Invesco Van Kampen Advantage Municipal Income Trust II
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Van Kampen Advantage Municipal Income Trust II Quarterly Schedule of Portfolio Holdings May 31, 2012

invesco.com/us	VK-CE-AMINC2-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–164.08%

Alabama–1.53%

Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	$2,375	$2,524,245

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	1,800	1,997,982

Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,900	1,737,873

Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	4	0

Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	2,200	2,450,668

				8,710,768

Alaska–0.69%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	3,465	3,934,230

Arizona–3.99%

Arizona (State of) Transportation Board; Series 2008 B, Highway RB (b)	5.00%	07/01/25	1,875	2,173,181

Series 2008 B, Highway RB (b)	5.00%	07/01/26	2,810	3,252,519

Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	1,935	1,946,397

Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	500	526,630

Series 2010, RB	5.13%	05/15/40	1,250	1,315,825

Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (c)(d)	5.00%	07/01/14	2,425	2,603,335

Navajo County Pollution Control Corp.; Series 2009 C, PCR (c)(d)	5.50%	06/01/14	675	726,516

Series 2009 E, PCR (c)(d)	5.75%	06/01/16	800	907,976

Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/39	690	712,011

Series 2009, Education RB	7.13%	01/01/45	660	684,057

Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (e)	6.55%	12/01/37	2,500	2,598,525

Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/28	2,305	2,632,448

South Campus Group Housing LLC (Arizona State University South Campus); Series 2003, Student Housing RB (INS-NATL) (a)	5.63%	09/01/35	2,685	2,721,274

				22,800,694

Arkansas–0.33%

Arkansas (State of) (College Savings); Series 1996 A, Unlimited Tax CAB GO Bonds (f)(g)	0.00%	06/01/16	1,930	1,867,024

California–20.53%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements);
Series 1997 C, Sub. Lease CAB RB (INS-AGM) (a)(f)	0.00%	09/01/19	6,000	4,633,080

Series 1997 C, Sub. Lease CAB RB (INS-AGM) (a)(f)	0.00%	09/01/21	7,195	4,996,136

Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	1,300	1,465,191

Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (a)	5.25%	09/01/35	2,095	2,037,262

Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	4,000	4,339,200

Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	2,715	2,945,232

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	900	482,391

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (b)	5.00%	12/01/24	$850	$1,008,559

Series 2008 AE, Water System RB (b)	5.00%	12/01/25	1,075	1,285,689

Series 2008 AE, Water System RB (b)	5.00%	12/01/26	1,075	1,285,689

Series 2008 AE, Water System RB (b)	5.00%	12/01/27	650	771,212

Series 2008 AE, Water System RB (b)	5.00%	12/01/28	1,075	1,265,598

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,100	1,287,330

California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (e)	5.30%	08/01/23	3,550	3,642,371

Series 2008 K, Home Mortgage RB (e)	5.45%	08/01/28	4,100	4,245,960

California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Solid Waste Disposal RB (c)(e)	5.13%	11/01/23	3,000	3,260,160

California (State of) Public Works Board (Department of Corrections — State Prisons); Series 1993 A, Ref. Lease RB (INS-AMBAC) (a)	5.00%	12/01/19	4,000	4,444,880

California (State of) Public Works Board (Department of Mental Health — Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/24	3,750	3,899,512

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,145	1,233,623

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,450	1,732,634

California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,300	1,518,907

Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,100	2,554,041

Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	1,385	1,496,797

Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,220	2,554,865

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,060	2,219,938

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,060	2,314,760

California County Tobacco Securitization Agency (The) (Los Angeles County Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed RB	5.25%	06/01/21	2,675	2,500,323

Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	430	435,956

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	4,065	4,703,571

Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (a)	5.00%	09/01/33	1,775	1,775,320

Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS-NATL) (a)(f)	0.00%	01/15/18	5,000	3,655,850

Los Angeles (City of) Department of Water & Power; Series 2003 A, Water System RB (INS-NATL) (a)	5.13%	07/01/40	2,855	2,865,078

Subseries 2008 A-1, Power System RB (b)	5.25%	07/01/38	3,000	3,485,070

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (h)	5.50%	03/01/18	145	146,051

Oakland (City of) Joint Powers Financing Authority (Fruitvale Transit Village); Series 2001 B, VRD RB (LOC-Citibank N.A.) (i)(j)	0.22%	07/01/33	1,000	1,000,000

Oakland (Port of); Series 2002 L, RB (d)(e)(g)	5.00%	11/01/12	610	621,797

Series 2002 L, RB (INS-NATL) (a)(e)	5.00%	11/01/32	4,890	4,901,736

Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,225	1,350,440

Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, Leasehold RB (INS-NATL) (a)(f)	0.00%	06/01/21	9,000	5,837,310

San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	1,600	1,744,720

San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	08/01/36	8,490	9,612,548

San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (e)	5.00%	05/01/25	850	952,578

Series 2011 F, Ref. Second Series RB (e)	5.00%	05/01/26	1,700	1,892,729

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/36	3,690	4,179,737

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,350	2,642,364

				117,224,195

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–3.02%

Colorado (State of) Educational & Cultural Facilities Authority (National Jewish Federation Bond Program); Series 2004 A-5, VRD RB (LOC-Bank of America, N.A.) (i)(j)	0.24%	04/01/34	$1,100	$1,100,000

Colorado (State of) Educational & Cultural Facilities Authority (Pinnacle Charter School, Inc.); Series 2003, Ref. & Improvement Charter School RB (INS-SGI) (a)	5.25%	06/01/23	1,945	1,976,237

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	5,425	5,747,733

Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/35	2,020	2,064,379

Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	1,200	1,090,272

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,200	1,363,644

Series 2010, Private Activity RB	6.50%	01/15/30	1,500	1,782,405

Denver (City & County of); Series 1991 D, Airport System RB (e)	7.75%	11/15/13	510	537,239

Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,605	1,600,506

				17,262,415

Connecticut–0.45%

Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (e)	5.00%	05/15/31	1,750	1,877,453

Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	685	685,760

				2,563,213

District of Columbia–2.84%

District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	2,650	3,069,230

Series 2009, Hospital RB	6.50%	10/01/29	800	939,024

District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (a)	5.50%	10/01/41	5,500	6,304,100

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	850	957,015

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	1,725	1,914,698

Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB (d)(e)(g)	5.25%	10/01/12	3,000	3,012,840

				16,196,907

Florida–9.92%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	931,430

Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	1,385	1,217,318

Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,460	2,820,070

Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,420	2,769,642

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	395	413,984

Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/26	1,305	1,488,496

Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/27	1,325	1,507,956

Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/28	1,440	1,642,709

Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/32	2,500	2,841,700

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (e)	5.13%	06/01/27	1,800	2,042,748

Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(e)	5.38%	10/01/33	1,075	1,150,401

Series 2008 A, RB (INS-AGC) (a)(b)(e)	5.50%	10/01/38	2,425	2,597,878

Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR (c)(d)	5.15%	09/01/13	900	947,403

Miami-Dade (County of) (Miami International Airport); Series 2002, Aviation RB (INS-AGC) (a)(e)	5.38%	10/01/32	11,500	11,546,690

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,000	1,071,670

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	705	822,079

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	$580	$588,857

Ocoee (City of); Series 2003, Water & Sewer System Ref. & Improvement RB (INS-AMBAC) (a)	5.13%	10/01/33	5,000	5,063,950

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	925	939,800

Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,250	1,292,587

Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	2,900	3,543,655

Series 2011, Ref. RB (b)	5.00%	10/01/31	2,805	3,196,129

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)(d)	5.35%	05/01/18	3,500	3,960,215

Reunion East Community Development District; Series 2005, Special Assessment RB (k)	5.80%	05/01/36	490	220,696

Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (h)	5.25%	10/01/27	500	504,005

Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	990	744,480

Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	900	773,487

				56,640,035

Georgia–4.20%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	380	419,357

Series 2009 B, Tax Allocation RB	6.75%	01/01/20	695	766,981

Series 2009 B, Tax Allocation RB	7.38%	01/01/31	220	243,151

Atlanta (City of); Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	4,000	4,241,480

Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,350	1,619,959

Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,450	1,731,430

Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,350	1,615,990

Georgia (State of) Municipal Electric Authority; Series 1993 B, Power RB (g)	5.70%	01/01/19	4,865	6,013,335

Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (b)	5.00%	09/01/29	4,000	4,572,200

Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	1,700	1,737,298

Richmond (County of) Development Authority (ASU Jaguar Student Housing LLC); Series 2004 A, Student Housing Facilities RB	5.25%	02/01/35	1,000	1,020,310

				23,981,491

Hawaii–2.28%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 1997 A, Special Purpose RB (INS-NATL) (a)(e)	5.65%	10/01/27	10,430	10,608,144

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,250	2,433,893

				13,042,037

Idaho–0.81%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	850	1,008,976

Series 2008 A, RB	6.75%	11/01/37	1,100	1,291,752

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	885	887,204

Regents of the University of Idaho; Series 2011, Ref. General RB (c)(d)	5.25%	04/01/21	1,250	1,460,437

				4,648,369

Illinois–20.64%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,450	1,365,958

Bolingbrook (Village of);
Series 1999 B, Unlimted Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	01/01/32	1,365	462,844

Series 1999 C, Ref. Unlimted Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	01/01/29	1,710	779,350

Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	800	844,600

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/24	$2,695	$2,963,503

Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/24	4,505	4,953,833

Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/25	6,350	6,991,795

Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/25	10,650	11,726,395

Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/26	1,290	1,388,569

Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	4,400	4,698,584

Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	4,425	4,890,997

Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/27	3,850	4,255,443

Series 2011 A, Unlimited Tax GO Bonds (b)	5.00%	12/01/41	1,350	1,474,241

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	4,185	4,720,262

Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	2,700	3,049,326

Series 2011, COP	7.13%	05/01/21	1,120	1,218,336

Series 2011 A, Sales Tax RB (b)	5.25%	01/01/38	2,785	3,148,554

Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,800	3,090,164

Cook County School District No. 100 (Berwyn South); Series 2004 D, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	12/01/23	3,345	3,718,369

Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(d)(e)	3.50%	05/01/13	950	974,263

Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007 A, Ref. RB	5.75%	05/15/26	1,200	1,263,756

Illinois (State of) Finance Authority (Community Rehab Providers Facilities Acquisition Program); Series 2000 A, RB (g)	7.38%	07/01/25	760	703,882

Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 A, Ref. RB (g)	6.75%	04/15/17	1,485	1,724,946

Series 1992 C, RB (INS-AGM) (a)	6.75%	04/15/17	825	958,304

Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,325	1,466,603

Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	2,000	2,170,600

Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (b)	5.38%	08/15/24	2,400	2,794,656

Series 2009 A, RB (b)	5.75%	08/15/30	1,700	1,972,748

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,900	1,900,855

Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS-AGM) (a)	5.50%	05/15/24	2,000	2,163,480

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,400	1,608,600

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,028,500

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,140	2,696,400

Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	3,000	3,102,510

Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (a)	5.00%	11/15/31	1,855	1,870,934

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	1,625	1,803,880

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 1993, RB (INS-NATL) (a)	6.25%	08/15/13	1,190	1,222,071

Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)	5.50%	08/15/41	2,595	2,893,762

Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (e)	5.05%	08/01/29	1,335	1,413,365

Northern Illinois University (Hoffman Estates Education Center); Series 1993, COP (INS-AGM) (a)	5.40%	09/01/16	1,510	1,623,356

Peoria (County of); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	12/15/41	3,425	3,705,371

Peoria, Moline & Freeport (Cities of); Series 1995 A, Collateralized Single Family Mortgage RB (CEP-GNMA) (e)	7.60%	04/01/27	65	65,937

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,625	4,183,612

Regional Transportation Authority; Series 1994 A, RB (INS-AMBAC) (a)	8.00%	06/01/17	5,000	6,186,300

Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (e)	7.00%	12/01/42	565	577,865

				117,817,679

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–3.24%

Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS-80sm Economic Development RB	7.25%	11/15/14	$130	$130,338

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)	5.00%	11/15/36	4,600	4,840,580

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,550	2,877,675

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.18%	02/01/24	1,500	1,500,000

Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,775	1,964,126

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	500	505,060

Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	1,000	1,005,630

Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (a)	7.00%	08/15/15	1,885	2,046,073

Southwest Parke Community School Building Corp.; Series 2004, First Mortgage RB (d)(g)	5.25%	07/15/14	2,850	3,145,004

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (h)	5.75%	09/01/42	500	505,585

				18,520,071

Iowa–0.26%

Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,400	1,474,382

Kansas–1.21%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (b)	5.75%	11/15/38	2,800	3,225,096

Kansas (State of) Development Finance Authority (The State of Kansas); Series 2002 N, RB (d)(g)	5.25%	10/01/12	3,615	3,676,093

				6,901,189

Kentucky–2.41%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/28	1,700	1,886,473

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,350	1,561,167

Series 2010 A, Hospital RB	6.50%	03/01/45	1,700	1,976,522

Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/24	1,810	2,121,121

Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/25	2,035	2,371,447

Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,180	3,299,981

Mount Sterling (City of) (Kentucky League of Cities Funding Trust Lease Program); Series 1993 B, RB	6.10%	03/01/18	500	566,310

				13,783,021

Louisiana–5.12%

Lafayette (City of); Series 2004, Utilities RB (INS-NATL) (a)	5.25%	11/01/21	5,000	5,427,750

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Parking Facilities Corp. Garage); Series 2001 A, RB (INS-AMBAC) (a)	5.38%	10/01/31	2,495	2,496,048

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Southeastern Student Housing); Series 2004 A, RB (INS-NATL) (a)	5.25%	08/01/24	5,970	6,194,830

Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,250	1,305,600

Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (a)	6.75%	06/01/26	2,250	2,696,918

New Orleans (City of); Series 2002, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.13%	09/01/21	6,000	6,051,660

Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(e)	5.25%	03/01/13	2,100	2,152,563

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–(continued)

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	$2,775	$2,894,519

				29,219,888

Maryland–1.57%

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	796,334

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	940	974,686

Maryland Economic Development Corp. (Aviation Administration Facilities); Series 2003, Lease RB (INS-AGM) (a)(e)	5.38%	06/01/20	5,000	5,172,900

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,095	1,182,447

Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	775	821,686

				8,948,053

Massachusetts–2.95%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	1,005	1,124,133
Massachusetts (State of) Development Finance Agency (American Hingham);

Series 1995, Water Treatment RB (e)	6.90%	12/01/29	925	925,934

Series 1995, Water Treatment RB (e)	6.95%	12/01/35	925	925,758

Massachusetts (State of) Development Finance Agency (Covenant Health Care Systems); Series 2002, RB	6.00%	07/01/31	1,380	1,405,364

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	317	235,277

Series 2011 A-2, RB	5.50%	11/15/46	17	10,490

Series 2011 B, CAB RB (f)	0.00%	11/15/56	84	435

Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	720	627,192
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	900	1,091,367

Massachusetts (State of) School Building Authority (Parterners Healthcare); Series 2012 L, RB	5.00%	07/01/41	1,575	1,732,327

Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (a)(b)	4.50%	08/15/35	6,590	6,966,750

Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (b)	5.00%	08/01/30	1,500	1,776,435

				16,821,462

Michigan–1.56%

Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (a)	7.00%	07/01/27	2,450	2,991,499

Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (c)(d)	5.25%	01/15/14	1,000	1,070,070

Series 2008 A, RB (c)(d)	5.50%	01/15/15	500	557,835

Taylor (City of) Building Authority; Series 2000, RB (INS-AMBAC) (a)	6.00%	03/01/13	1,175	1,201,144

Troy (City of) Downtown Development Authority; Series 2001, Ref. Tax Allocation RB (INS-NATL) (a)	5.50%	11/01/15	3,090	3,111,197

				8,931,745

Minnesota–1.23%

Minneapolis (City of) & St. Paul (City of) Housing & Redevelopment Authority (Allina Health System); Series 2009 B-1, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.20%	11/15/35	2,000	2,000,000

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	2,050	2,470,762

Series 2008 A, Health Care System RB	6.63%	11/15/28	1,350	1,611,212

St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	900	928,611

				7,010,585

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Mississippi–0.33%

Mississippi (State of) Development Bank (Limited Obligation Hospital Improvement); Series 2002, Special Obligation RB (INS-NATL) (a)	5.25%	07/01/32	$1,845	$1,875,129

Missouri–3.36%

Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	325	325,289

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,718,088

Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Senior Living Facilities RB	5.50%	02/01/35	625	634,331

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	800	942,208

Series 2011 A, Ref. RB	5.50%	09/01/28	1,670	1,955,653

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	1,800	1,819,512

Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	725	744,974

Missouri (State of) Development Finance Board (Crackerneck Creek); Series 2005 C, Infrastructure Facilities Tax Allocation RB	5.00%	03/01/26	2,500	2,557,550

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,100	1,150,622

Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (INS-NATL) (a)	5.00%	01/01/27	4,625	4,806,809

St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	700	702,667

St. Louis (County of); Series 1993 H, Ctfs. of Receipt (e)(g)	5.40%	07/01/18	1,500	1,833,510

				19,191,213

Nebraska–0.97%

Omaha (City of) Public Power District; Series 2006 A, Electric System RB (b)	5.00%	02/01/34	5,235	5,532,139

Nevada–2.70%

Clark (County of) (Alexander Dawson School); Series 2003, Economic Development RB	5.38%	05/15/33	2,000	2,028,580

Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (a)(e)	5.25%	07/01/34	7,000	7,068,110

Las Vegas (City of) Valley Water District; Series 2003 B, Ref. Limited Tax GO Bonds (d)(g)	5.00%	12/01/12	4,375	4,480,612

Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	1,750	1,818,110

				15,395,412

New Hampshire–0.68%

New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (a)(e)	6.30%	05/01/22	750	751,988

New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Health Care System RB	5.50%	07/01/34	1,400	1,431,822

New Hampshire (State of) Health & Education Facilities Authority (University of New Hampshire); Series 2005 B-2, VRD RB (i)	0.20%	07/01/33	1,700	1,700,000

				3,883,810

New Jersey–4.98%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,800	1,978,686

New Jersey (State of) Economic Development Authority; Series 2004 A, Motor Vehicle RB (INS-BHAC) (a)(b)	5.25%	07/01/26	6,625	8,611,175

New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (g)	6.75%	07/01/19	2,500	3,146,150

New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 X, Single Family Housing RB (e)	5.10%	10/01/23	3,690	3,924,020

Salem (County of) Pollution Control Financing Authority (Public Service Electric & Gas Co.); Series 1994, PCR (INS-NATL) (a)(e)	5.45%	02/01/32	10,750	10,759,567

				28,419,598

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico–1.02%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	$2,275	$2,481,411

Jicarilla Apache Nation; Series 2003 A, RB (h)	5.00%	09/01/18	1,500	1,573,845

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	1,500	1,783,470

				5,838,726

New York–9.90%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,480	1,662,721

Series 2009, PILOT RB	6.38%	07/15/43	620	700,240

Metropolitan Transportation Authority; Series 2002 A, Ref. RB (INS-NATL) (a)	5.25%	11/15/31	7,000	7,128,520

Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/29	2,000	2,305,100

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,250	2,529,315

New York (City of) Municipal Water Finance Authority;
Series 2005 D, Water & Sewer System RB (b)	5.00%	06/15/38	5,000	5,495,200

Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	3,000	3,429,180

New York (City of); Subseries 1993 A-7, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.19%	08/01/20	4,800	4,800,000

Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/26	5,440	6,302,458

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/30	2,505	2,930,574

New York (State of) Mortgage Agency; Series 2007 145, Homeowner Mortgage RB (e)	5.13%	10/01/37	1,000	1,035,820

New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/26	2,000	2,372,780

Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/27	2,250	2,657,970

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/29	4,140	4,850,010

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	2,000	2,180,040

New York State Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/20	5,000	6,115,700

				56,495,628

North Carolina–0.13%

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	795	738,046

North Dakota–0.19%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,084,120

Ohio–6.36%

Dayton (City of) (James M. Cox Dayton); Series 2003 C, Ref. Airport RB (INS-Radian) (a)(e)	5.25%	12/01/27	1,000	1,018,460

Franklin (County of) (Ohio Health Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/36	2,685	2,915,534

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	875	1,015,044

Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	04/01/24	3,600	4,007,412

Series 2006 A, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	3,325	3,703,053

Series 2006 B, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	3,350	3,731,029

Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,710,134

Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	1,740	1,849,272

Series 2009 A, RB	6.25%	11/15/39	1,100	1,168,827

Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (a)(b)(e)	4.80%	09/01/36	5,000	5,169,450

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	$2,800	$3,232,908

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,720	1,881,044

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(g)	6.75%	01/15/15	2,250	2,404,485

Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 F, Residential Mortgage RB (CEP-GNMA)(b)	5.50%	09/01/39	1,235	1,286,327

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	1,050	1,187,854

				36,280,833

Pennsylvania–0.89%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,100	1,201,750

Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/28	2,500	2,418,650

Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/34	1,550	1,469,849

				5,090,249

Puerto Rico–3.19%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	1,990	2,004,806

Series 2012 A, Sr. Lien RB	5.25%	07/01/42	1,375	1,385,106

Series 2012 A, Sr. Lien RB	6.00%	07/01/47	1,100	1,188,495

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	2,300	2,470,522

Series 2010 XX, RB	5.25%	07/01/40	2,300	2,366,240

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	1,750	1,874,600

First Subseries 2010 A, RB	5.50%	08/01/42	2,500	2,686,400

First Subseries 2010 C, RB	5.25%	08/01/41	4,000	4,249,240

				18,225,409

South Carolina–6.49%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB	5.25%	12/01/25	3,125	3,484,063

Series 2005, Installment Purchase RB	5.25%	12/01/26	9,375	10,452,188

Greenville (City of); Series 2002, Ref. & Improvement Tax Increment Allocation RB (INS-NATL) (a)	5.25%	04/01/21	170	172,261

South Carolina (State of) Educational Facilities Authority (Furman University); Series 2006 B, VRD RB (i)	0.23%	10/01/39	4,055	4,055,000

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.50%	02/01/38	1,000	1,088,480

South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS-AMBAC) (a)	5.20%	11/01/27	6,500	6,599,385

Series 2002 B, IDR (INS-AMBAC) (a)(e)	5.45%	11/01/32	3,750	3,769,800

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	2,200	2,323,684

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. Sub. CAB RB (f)	0.00%	11/15/47	229	1,118

Series 2012, Ref. RB	6.00%	11/15/47	535	379,009

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,100	1,013,617

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (b)	5.00%	01/01/33	3,300	3,723,819

				37,062,424

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee–4.19%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC);
Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	$2,130	$2,158,542

Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	2,595	2,604,653

Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement First Mortgage Hospital RB(d)(g)	8.00%	07/01/12	1,270	1,314,564

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital CAB RB (INS-NATL) (a)(f)	0.00%	07/01/26	12,525	6,355,937

Series 2000 A, Ref. First Mortgage Hospital RB (d)(g)	7.50%	07/01/12	4,800	4,966,512

Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,975	3,092,037

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	3,100	3,413,751

				23,905,996

Texas–17.08%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	1,750	1,876,980

Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,400	1,635,816

Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/19	1,600	1,890,416

Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	620	641,675

Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2001 A, Ref. & Improvement RB (INS-BHAC) (a)(e)	5.50%	11/01/31	3,020	3,024,228

Series 2002 C, Joint Improvement RB (INS-NATL) (a)(c)(e)	5.75%	11/01/18	320	321,168

Series 2002 C, Joint Improvement RB (INS-NATL) (a)(c)(e)	6.00%	11/01/23	620	622,393

El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	5,850	6,309,986

Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/41	2,000	2,238,000

Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (b)	5.00%	08/15/25	4,350	5,077,233

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	925	1,112,886

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,100	1,201,948

Houston (City of); Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	9,425	10,506,048

Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/33	3,150	3,638,628

Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	3,700	3,918,078

Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,500	1,638,510

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	1,750	1,904,893

Matagorda (County of) Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS-AMBAC) (a)(e)	5.13%	11/01/28	5,000	5,595,050

Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (c)(d)(e)	6.00%	08/01/13	1,000	1,058,660

North Texas Tollway Authority; Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,195,990

Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,492,238

Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,123,330

Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	3,200	3,508,640

Series 2008 L-2, Ref. First Tier System RB (c)(d)	6.00%	01/01/13	1,750	1,804,565

Series 2011 A, Special Projects System RB (b)	5.50%	09/01/36	3,180	3,748,902

Stafford Economic Development Corp.;
Series 2000, Sales Tax RB (INS-NATL) (a)	5.50%	09/01/30	3,960	4,266,108

Series 2000, Sales Tax RB (INS-NATL) (a)	6.00%	09/01/19	1,990	2,268,063

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,026,040

Series 2007, Retirement Facility RB	5.75%	11/15/37	585	593,997

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	$7,000	$7,141,050

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	500	482,275

Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (a)	6.25%	07/01/28	3,600	4,236,516

Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)	5.00%	04/01/28	6,450	7,627,899

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,675	1,966,902

Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	800	822,448

				97,517,559

Utah–2.11%

Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (f)(g)	0.00%	07/01/17	4,950	4,343,031

Murray (City of) (IHC Health Services Inc.); Series 2005 D, VRD Hospital RB (i)	0.20%	05/15/37	6,835	6,835,000

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	875	888,195

				12,066,226

Virgin Islands–0.37%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,975	2,137,997

Virginia–1.09%

Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (a)	5.00%	07/15/17	1,465	1,632,039

Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB(g)	5.50%	06/01/26	1,360	1,480,713

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (e)	5.50%	01/01/42	1,525	1,603,248

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,394	1,490,256

				6,206,256

Washington–3.30%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/25	1,675	1,995,461

Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,500	1,327,350

Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	2,265	2,621,670

Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Use Tax RB (INS-NATL) (a)	5.25%	09/01/33	3,000	3,071,880

Washington (State of) (SR 520 Corridor Program — Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/33	2,700	3,122,010

Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/41	645	724,174

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/41	2,550	2,737,986

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB	6.25%	11/15/41	1,125	1,447,110

Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (h)	6.00%	01/01/27	1,720	1,798,552

				18,846,193

West Virginia–1.31%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (e)	5.50%	10/15/37	2,500	2,584,250

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	1,100	1,139,677

Series 2008, RB	6.25%	10/01/23	1,270	1,315,441

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

West Virginia–(continued)

West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	$1,160	$1,269,400

Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,065	1,153,256

				7,462,024

Wisconsin–1.87%

Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	500	542,795

Series 2007 B, Collateralized Utility RB (e)	5.75%	11/01/37	460	483,290

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (c)(d)	5.13%	08/15/16	1,100	1,231,538

Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB	5.00%	08/15/32	1,400	1,523,018

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,340	1,547,981

Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (b)(e)	5.30%	09/01/23	3,100	3,361,454

Series 2008 A, Home Ownership RB (b)(e)	5.50%	09/01/28	600	638,838

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,125	1,329,638

				10,658,552

Wyoming–0.79%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (e)	5.60%	12/01/35	2,790	2,956,898

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,350	1,530,855

				4,487,753

TOTAL INVESTMENTS(l)–164.08% (Cost $863,235,181)				936,700,745

FLOATING RATE NOTE OBLIGATIONS–(25.89)%
Notes with interest rates ranging from 0.15% to 0.35% at 05/31/12, and contractual maturities of collateral ranging from 09/01/23 to 12/15/41 (See Note 1D)(m)				(147,820,000)

OTHER ASSETS LESS LIABILITIES–2.28%				12,988,956

PREFERRED SHARES–(4.82)%				(27,500,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(35.65)%				(203,500,000)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$570,869,701

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
Ctfs.	—Cetificates
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
LOC	—Letter of Credit
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
Radian	—Radian Asset Assurance, Inc.
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Security subject to the alternative minimum tax.

(f)	Zero coupon bond issued at a discount.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $4,528,038, which represented 0.79% of the Trust’s Net Assets.

(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2012 represented less than 1% of the Trust’s Net Assets.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	10.4%

Assured Guaranty Municipal Corp.	9.5

Assured Guaranty Corp.	8.5

American Municipal Bond Assurance Corp.	6.2

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $270,147,528 are held by Dealer Trusts and serve as collateral for the $147,820,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash
Invesco Van Kampen Advantage Municipal Income Trust II

D.	Floating Rate Note Obligations — (continued)
and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Van Kampen Advantage Municipal Income Trust II

NOTE 2 — Additional Valuation Information—(continued)
Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$936,700,745	$—	$936,700,745

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $23,634,316 and $29,079,413, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$75,149,005

Aggregate unrealized (depreciation) of investment securities	(3,089,636)

Net unrealized appreciation of investment securities	$72,059,369

Cost of investments for tax purposes is $864,641,376.
NOTE 4 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The redomestication is subject to shareholder approval.
     In addition, the Board also approved a plan to redeem all of the outstanding auction rate preferred shares at their respective liquidation preferences. These redemptions are anticipated to be funded with proceeds received from the issuance of Variable Rate Muni Term Preferred Shares (“VMTPS”) and Tender Option Bonds (“TOBs”). VMTPS are a variable rate form of preferred stock with a mandatory redemption date. These redemptions and this issuance of VMTPS are targeted to occur in the first half of 2012.
Invesco Van Kampen Advantage Municipal Income Trust II

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Advantage Municipal Income Trust II

By:	/s/ Colin Meadows

Colin Meadows
Principal Executive Officer

Date:	July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows

Colin Meadows
Principal Executive Officer

Date:	July 30, 2012

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.